Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Goodwill impairment			$ 0	$ 1,244,309
Impairment of long-lived tangible assets	$ 0		0
Cash equivalents			0	0
Sales return, allowances, discounts and refund liability			265,700	94,000
Allowance for bad debt	4,000		0	0
Inventory adjustment	336,049		176,000
Cost of revenue	2,089,567	$ 1,614,077	5,966,452	13,419,133
Fixed asset				1,873,619
Foreign currency translation adjustment description			The rate used in the financial statements for TOBC as presented for December 31, 2023 was 0.74 Canadian Dollars to U.S. Dollars and for December 31, 2022 was 0.80 Canadian Dollars to U.S. Dollars
Foreign currency translation adjustment			$ 55,900	60,100
Advertising expenses			4,500	5,400
Interest payable			83,000	67,000
Interest and penalties recognized			0	$ 0
Sales return and allowances	34,968		31,064
Refund liability	178,874		$ 189,975
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Sixteen Customer [Member]
Product Information [Line Items]
Concentration risk percentage			52.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration risk percentage			22.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Ten Customer [Member]
Product Information [Line Items]
Concentration risk percentage			59.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage				36.00%
Cost of Goods and Service, Segment Benchmark [Member] | Indonesia Canada and China [Member] | Four Suppliers [Member]
Product Information [Line Items]
Concentration risk percentage			82.00%
Cost of Goods and Service, Segment Benchmark [Member] | Geographic Concentration Risk [Member] | Four Suppliers [Member]
Product Information [Line Items]
Concentration risk percentage			35.00%
Cost of Goods and Service, Segment Benchmark [Member] | Geographic Concentration Risk [Member] | Five Suppliers [Member]
Product Information [Line Items]
Concentration risk percentage				29.00%
Cost of Goods and Service, Segment Benchmark [Member] | Indonesia Vietnam and China [Member] | Five Suppliers [Member]
Product Information [Line Items]
Concentration risk percentage				76.00%
Bacolod Blue Star Export Corp [Member]
Product Information [Line Items]
Due from related party for future shipments			$ 1,300,000	$ 1,300,000
Cost of revenue	0	$ 0	0	0
Related Party [Member]
Product Information [Line Items]
Due from related party for future shipments	$ 1,300,000		$ 1,300,000
Customer Relationships [Member]
Product Information [Line Items]
Impairment of long-lived tangible assets				1,595,677
Trademarks [Member]
Product Information [Line Items]
Impairment of long-lived tangible assets				1,006,185
Noncompete Agreements [Member]
Product Information [Line Items]
Impairment of long-lived tangible assets				78,116
Fixed Assets [Member]
Product Information [Line Items]
Impairment of long-lived tangible assets				$ 1,873,619